BBH Income Fund

Portfolio of Investments

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (18.0%)
$3,031,764	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199%	$2,988,441
1,900,800	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,801,657
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,686,505
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,267,116
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	7.371	4,342,464
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	10.036	4,397,328
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,407,628
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,317,779
6,820,000	BHG Owner Loan Trust Series 2025-1CON[1,3]	08/18/36	0.000	6,804,314
7,980,000	BHG Owner Loan Trust Series 2025-1CON[1,3]	08/18/36	0.000	7,953,666
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,205,064
7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,4]	04/20/37	12.575	7,904,480
3,937,251	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	4,009,003
5,616,875	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,555,632
3,379,563	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,406,354
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	789,186
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,290,047
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,577,895
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,408,075
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	8,131,111
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,383,484
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,851,956
4,100,000	CyrusOne Data Centers Issuer I, LLC 2025-1A1	02/20/50	5.910	4,178,949
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,048,007
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,796,251
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%) (Jersey)[1,4]	04/18/37	6.329	4,647,414
4,413,750	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,424,886
88,900	Elm Trust 2020-3A1	08/20/29	2.954	88,675
417,330	Elm Trust 2020-4A1	10/20/29	2.286	416,202
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,306,719
303,121	FNA LLC 2019-1[1,2,4,5]	12/10/31	3.000	302,363
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,393,032
847,420	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	806,105

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$808,217	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260%	$765,669
2,793,471	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773	2,763,984
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,413,285
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,981,903
8,540,000	LCM, Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,4]	01/15/38	6.118	8,557,862
403,463	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	389,685
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,4]	04/25/37	6.368	4,357,908
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,4]	04/19/37	6.275	3,070,657
2,690,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.330	2,719,549
1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730	1,761,703
522,625	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	515,242
1,400,053	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,363,272
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,4]	07/23/36	6.419	4,891,932
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,467,392
2,438,478	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,4]	04/16/33	5.639	2,441,648
2,450,445	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate - 0.500%)[1,4]	07/25/50	7.000	2,476,783
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,474,468
5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,4]	01/17/38	5.662	5,461,539
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,4]	04/18/37	6.379	4,516,484
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,566,696
2,294,626	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,286,690

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170%	$6,790,353
2,984,939	Oportun Issuance Trust 2021-C1	10/08/31	2.180	2,915,265
6,170,000	Oxford Finance Credit Fund III 2025-A LP1	08/14/34	5.878	6,165,333
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,178,381
114,290	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,4]	12/27/44	7.000	114,212
2,465,121	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	2,447,769
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,606,810
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,918,971
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,167,593
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,798,744
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,321,178
6,250,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	6,289,126
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,153,384
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,540,047
885,954	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730	844,560
4,211,073	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,050,671
436,667	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	436,418
4,480,000	Trafigura Securitisation Finance, Plc. 2024-1A (Ireland)[1]	11/15/27	5.980	4,512,055
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,362,709
3,103,537	VC 3 LS LP 2021-B1	10/15/41	4.750	3,031,804
890,666	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	860,014
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,861,715
1,750,131	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	1,800,879
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,584,465
10,290,000	Zayo Issuer LLC 2025-2A1	06/20/55	5.953	10,504,194
	Total Asset Backed Securities (Cost $302,903,802)			305,388,789

	Commercial Mortgage Backed Securities (7.3%)
4,750,000	Atrium Hotel Portfolio Trust 2024-ATRM[1,4,5]	11/10/29	6.090	4,781,938
6,930,000	BAHA Trust 2024-MAR[1,4,5]	12/10/41	7.069	7,151,479

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$2,818,071	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,4]	08/15/26	5.834%	$2,818,071
4,387,500	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,4]	06/15/37	5.883	4,387,500
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,4]	06/15/27	8.230	4,790,363
5,850,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.892%)[1,4]	11/15/41	6.234	5,866,453
349,991	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,4]	02/15/38	5.608	348,002
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 3.164%) (Cayman Islands)[1,4]	11/15/37	7.508	1,215,784
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,4]	11/15/31	8.456	551,695
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,4,5]	07/10/28	6.572	2,952,348
6,550,000	COMM Mortgage Trust 2025-SBX[1,4,5]	08/10/41	5.432	6,550,000
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	6.891	4,772,047
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,576,781
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,4]	03/15/34	6.092	7,348,325
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1,2,3]	11/25/60	0.000	4,759,924
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	103,805
126,785,030	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	481,238
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[4,5]	12/25/30	5.038	1,635,649
4,965,000	FREMF Mortgage Trust 2024-K516[1,4,5]	01/25/29	5.925	4,384,403
4,675,000	FREMF Mortgage Trust 2024-K522[1,4,5]	05/25/29	5.601	4,184,123
6,570,000	FREMF Mortgage Trust 2024-K757[1,3]	10/25/61	0.000	3,734,512
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	116,927
105,880,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	470,340
21,546,523	FREMF Mortgage Trust 2025-K170[1,3]	02/25/63	0.000	9,029,980
79,721,592	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	511,637
351,155,886	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	2,188,298
7,361,000	FREMF Mortgage Trust 2025-K535[1,4,5]	12/25/29	5.306	6,403,623

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,4,5]	08/05/34	5.629%	$983,587
9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,4]	03/15/42	5.692	9,760,000
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,4,5]	11/15/47	4.058	182,880
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,4]	05/15/41	5.933	5,218,425
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,4]	03/15/39	6.246	5,856,346
877,424	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,4]	11/25/36	5.667	873,927
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,760,447
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,4]	02/15/39	6.992	2,225,137
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,4]	02/15/39	7.842	1,271,159
	Total Commercial Mortgage Backed Securities (Cost $122,623,696)			123,247,153

	Corporate Bonds (41.1%)
	Aerospace/Defense (0.1%)
2,220,000	BAE Systems, Plc. (United Kingdom)[1]	04/15/30	3.400	2,116,333

	Agriculture (0.4%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,403,465
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,935,029
				7,338,494
	Auto Manufacturers (2.0%)
3,835,000	BMW US Capital, LLC[1]	03/21/30	5.050	3,908,054
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,918,993
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,871,858
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,858,341
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,365,799
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,837,694
				33,760,739

	Banks (8.0%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,4]	06/17/32	5.284	2,800,937

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[4]	03/14/28	5.552%	$4,665,027
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,640,608
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[4,6]		4.375	5,768,104
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[4]	04/20/29	4.729	2,677,961
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,069,755
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	3,024,802
4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,4]	05/09/31	5.085	4,715,113
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,642,473
7,500,000	Citigroup, Inc. (SOFR + 1.143%)[4]	05/07/28	4.643	7,507,620
2,920,000	Comerica Bank (SOFR + 2.610%)[4]	08/25/33	5.332	2,842,700
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[4]	10/27/28	6.361	6,490,762
165,000	Fifth Third Bancorp (SOFR + 2.127%)[4]	07/28/30	4.772	165,676
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[4]	11/03/28	7.390	2,263,953
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[4]	06/04/31	2.848	1,043,812
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[4]	03/09/34	6.254	3,517,591
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[4]	08/04/28	4.443	6,238,646
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[4]	07/22/28	4.979	3,755,812
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%) (United Kingdom)[4]	03/06/29	5.871	2,226,408
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%) (United Kingdom)[4]	11/15/33	7.953	2,319,916
2,000,000	Morgan Stanley (SOFR + 1.610%)[4]	04/20/28	4.210	1,991,097
2,055,000	Morgan Stanley (SOFR + 2.560%)[4]	10/18/33	6.342	2,226,879
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%) (United Kingdom)[4]	11/10/26	7.472	2,462,403
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[4]	11/15/28	5.639	5,219,187
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[4]	03/02/34	6.016	1,881,918
5,770,000	PNC Financial Services Group, Inc. (5-Year CMT Index + 2.595%)[4,6]		3.400	5,559,807
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[4]	03/09/29	6.499	2,457,032
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[4]	03/20/31	5.741	5,263,111
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,155,062
7,510,000	State Street Corp.	02/28/28	4.536	7,561,189

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Banks (continued)
$1,620,000	Truist Financial Corp. (SOFR + 2.446%)[4]	10/30/29	7.161%	$1,748,686
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[4]	01/24/30	5.435	4,570,030
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,4]	05/12/28	4.751	1,530,032
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%) (Switzerland)[1,4]	01/12/34	5.959	4,229,682
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[4,6]		3.700	5,864,247
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[4]	06/02/28	2.393	1,121,649
5,195,000	4Wells Fargo & Co. (SOFR + 1.370%)[4]	04/23/29	4.970	5,255,956
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[4]	03/02/33	3.350	2,764,601
				135,240,244
	Beverages (0.2%)
3,170,000	Keurig Dr Pepper, Inc.	03/15/29	5.050	3,227,829

	Chemicals (0.4%)
6,570,000	Olin Corp.[1]	04/01/33	6.625	6,393,274

	Commercial Services (0.2%)
3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250	3,776,558

	Diversified Financial Services (2.4%)
2,338,000	Acadian Asset Management, Inc.	07/27/26	4.800	2,313,022
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[4]	01/03/30	6.848	4,601,887
1,265,000	American Express Co.	03/04/27	2.550	1,230,455
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	6,120,141
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,312,418
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[4]	10/30/31	7.624	1,835,439
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,362,534
2,655,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	2,630,205
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,448,411
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,140,215
7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	7,282,199
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,149,684
				41,426,610
	Electric (1.9%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,419,595
4,405,000	Atlantica Sustainable Infrastructure, Ltd. (United Kingdom)[1]	06/15/28	4.125	4,253,845
5,065,000	Edison International (5-Year CMT Index + 4.698%)[4,6]		5.375	4,816,217

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$3,375,000	Florida Power & Light Co.	05/15/33	4.800%	$3,369,597
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,494,042
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,405,033
7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625	8,129,160
				32,887,489

	Energy-Alternate Sources (1.1%)
10,055,000	XPLR Infrastructure LP1,3	11/15/25	0.000	9,841,834
8,440,000	XPLR Infrastructure LP1	06/15/26	2.500	8,092,272
				17,934,106

	Food (0.6%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	5,979,553
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,821,448
				10,801,001

	Gas (0.5%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,652,029
4,120,000	Southern California Gas Co.	06/15/35	5.450	4,199,526
				8,851,555

	Healthcare-Services (0.6%)
1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	1,089,494
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,286,724
4,585,000	Sutter Health	08/15/32	5.213	4,687,641
				10,063,859

	Insurance (12.5%)
7,105,000	Aegon, Ltd. (6-Month CME Term SOFR + 3.540%) (Netherlands)[4]	04/11/48	5.500	7,115,650
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,910,600
4,650,000	American National Global Funding[1]	01/28/30	5.550	4,731,571
5,395,000	American National Global Funding[1]	06/03/30	5.250	5,424,969
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,590,287
3,615,000	Ascot Group1, Ltd. (5-Year CMT Index + 2.375%) (Bermuda)[1,4]	06/15/35	6.349	3,689,168
5,510,000	Aspen Insurance Holdings, Ltd. (Bermuda)	07/01/30	5.750	5,594,033
8,205,000	Athene Global Funding[1]	05/09/28	4.830	8,239,317
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,480,837
4,040,000	Athene Global Funding[1]	10/08/29	4.721	4,016,454
8,565,000	Athene Global Funding[1]	07/17/30	5.033	8,611,888
8,190,000	AXIS Specialty Finance, LLC (5-Year CMT Index + 3.186%)[4]	01/15/40	4.900	7,879,091
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[4]	12/15/52	6.875	2,999,048
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,295,558
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,171,040
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,702,589
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[4]	01/15/42	5.500	9,552,006

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Insurance (continued)
$4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,4]	04/01/45	7.500%	$4,605,900
9,030,000	Equitable America Global Funding[1]	06/09/30	4.950	9,101,865
3,965,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	4,020,442
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,797,712
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,196,814
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%) (United Kingdom)[1,4]	04/01/41	6.625	4,740,506
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,237,114
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,942,877
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,4]	10/15/54	7.950	2,063,885
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,752,580
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,625,336
5,180,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5- Year CMT Index + 3.982%) (Germany)[1,4]	05/23/42	5.875	5,296,550
8,950,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	8,943,230
2,950,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	2,987,680
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,147,091
7,725,000	Pacific Life Global Funding II1
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[4]	10/01/50	4.500	3,446,086
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,395,604
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,114,076
5,720,000	RenaissanceRe Holdings, Ltd. (Bermuda)	06/05/33	5.750	5,890,818
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,564,598
3,735,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	3,917,795
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,685,404
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,4]	04/02/49	5.000	4,821,374
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,194,079
				211,260,848

	Investment Companies (4.6%)
11,550,000	Ares Capital Corp.	07/15/26	2.150	11,275,113
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,242,573
4,320,000	Blackstone Private Credit Fund	09/26/27	4.950	4,303,744
5,990,000	Blue Owl Credit Income Corp.	03/15/30	5.800	6,001,104
2,585,000	Blue Owl Technology Finance Corp.[1]	03/15/28	6.100	2,599,934
1,635,000	CION Investment Corp.	02/11/26	4.500	1,610,054
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,361,835
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,317,814
3,940,000	Golub Capital Private Credit Fund	09/12/29	5.800	3,950,722
11,340,000	HA Sustainable Infrastructure Capital, Inc.	07/01/34	6.375	11,236,235

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Investment Companies (continued)
$2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375%	$2,025,621
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,090,406
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,896,484
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,066,373
7,360,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	7,255,005
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,979,227
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,921,900
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,751,798
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,036,415
				77,922,357

	Machinery-Diversified (1.0%)

2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,278,480
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,520,340
7,140,000	John Deere Capital Corp. (SOFR + 0.500%)[4]	03/06/28	4.847	7,155,848
4,710,000	John Deere Capital Corp	03/07/31	4.900	4,793,932
				16,748,600

	Media (0.3%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,253,335
6,100,000	Miscellaneous Manufacturers (0.4%) Axon Enterprise, Inc.[1]	03/15/30	6.125	6,229,938

	Oil & Gas (0.6%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,637,105
5,040,000	Woodside Finance, Ltd. (Australia)	05/19/30	5.400	5,110,719
				9,747,824
	Pharmaceuticals (0.3%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	646,050
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,840,841
				4,486,891

	Pipelines (0.1%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,459,576

	Real Estate Investment Trusts (1.6%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,385,918
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,098,181
2,375,000	Arbor Realty Trust, Inc.	04/30/26	5.000	2,345,521
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,838,759
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	4,833,861
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,771,261
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,050,601

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Real Estate Investment Trusts (continued)
$1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625%	$1,934,209
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,4]	09/24/80	5.125	1,322,542
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,029,713
				26,610,566

	Retail (0.5%)
1,143,000	Macy's Retail Holdings LLC[1]	03/15/30	5.875	1,128,500
4,145,000	Macy's Retail Holdings LLC[1]	08/01/33	7.375	4,160,789
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,128,177
				8,417,466

	Semiconductors (0.4%)
5,575,000	ams-OSRAM AG (Austria)1	03/30/29	12.250	5,987,524

	Software (0.4%)
4,195,000	CoreWeave, Inc.[1]	06/01/30	9.250	4,216,189
1,730,000	CoreWeave, Inc.[1]	02/01/31	9.000	1,722,624
				5,938,813
	Total Corporate Bonds (Cost $690,240,290)			694,881,829

	Loan Participations and Assignments (11.4%)
3,313,196	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[4]	04/20/28	6.575	3,296,630
1,955,100	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 3.250%) (Cayman Islands)[4]	05/28/32	7.575	1,967,319
5,047,350	A-AG US GSI Bidco, Inc. (3-Month CME Term SOFR + 5.000%)[4]	10/31/31	9.296	5,028,422
2,059,776	AL NGPL Holdings LLC (3-Month CME Term SOFR + 2.500%)[4]	04/13/28	6.779	2,063,896
2,941,498	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[4]	02/10/27	9.946	1,757,545
5,577,785	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[4]	11/01/30	7.313	5,589,219
4,530,252	Athenahealth Group, Inc. (1-Month CME Term SOFR + 2.750%)[4]	02/15/29	7.106	4,523,592
1,761,329	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[4]	12/20/29	6.046	1,765,732
2,634,110	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[4]	10/31/28	7.296	2,637,877
337,683	Buckeye Partners LP Term B5 (1-Month CME Term SOFR + 1.750%)[4]	11/01/26	6.106	337,963

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,575,754	Central Parent LLC (3-Month CME Term SOFR + 3.250%)[4]	07/06/29	7.546%	$2,905,300
5,651,313	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[4]	12/07/30	6.291	5,640,011
5,480,000	Clearwater Analytics LLC (6-Month CME Term SOFR + 2.250%)[4]	04/21/32	6.460	5,483,452
11,310,233	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%) (Luxembourg)[4]	09/27/29	8.856	11,078,713
3,012,381	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%) (Ireland)[4]	10/31/27	6.046	3,019,912
5,485,419	Eagle Broadband Investments LLC (3-Month CME Term SOFR + 3.000%)[4]	11/12/27	7.557	5,442,578
7,766,336	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[4]	04/03/28	9.606	7,790,644
1,370,909	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[4]	08/01/27	6.179	1,369,387
3,290,138	EMRLD Borrower LP (1-Month CME Term SOFR + 2.500%)[4]	08/04/31	6.856	3,290,368
7,303,076	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[4]	08/18/28	8.807	6,594,678
1,546,114	Global Medical Response, Inc. (3-Month CME Term SOFR + 4.750%)[4]	10/31/28	9.079	1,546,841
3,460,000	Gloves Buyer, Inc. (1-Month CME Term SOFR + 4.000%)[4]	05/21/32	8.356	3,384,745
6,045,635	Great Outdoors Group LLC Term B3 (1-Month CME Term SOFR + 3.250%)[4]	01/23/32	7.606	6,044,124
2,613,450	Hilcorp Energy I LP (1-Month CME Term SOFR + 2.000%)[4]	02/11/30	6.343	2,615,907
2,652,179	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[4]	06/22/28	8.360	2,643,905
3,649,610	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[4]	01/02/31	6.046	3,667,858
5,496,154	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[4]	09/20/30	6.606	5,463,782
1,783,103	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[4]	05/05/28	6.606	1,788,952
5,170,358	LendingTree, Inc. Term B (1-Month CME Term SOFR + 4.000%)[4]	09/15/28	8.470	5,170,358
817,004	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[4]	06/01/28	10.356	834,022
7,167,211	Medline Borrower LP (1-Month CME Term SOFR + 2.000%)[4]	10/23/30	6.356	7,171,727
5,821,013	Midcontinent Communications (1-Month CME Term SOFR + 1.500%)[4]	08/18/31	6.851	5,816,181

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$2,962,723	MIP V Waste LLC Term B1 (6-Month CME Term SOFR + 3.000%)[4]	12/08/28	7.197%	$2,970,130
685,076	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[4]	12/31/30	8.058	680,966
5,678,845	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.600%)[4]	12/31/30	9.170	5,069,562
4,455,000	Nexstar Media, Inc. Term B5 (1-Month CME Term SOFR + 2.500%)[4]	06/28/32	6.856	4,459,455
8,551,201	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 3.750%)[4]	03/02/28	8.046	8,583,268
6,626,788	Priority Holdings, LLC (1-Month CME Term SOFR + 3.750%)[4]	07/30/32	8.106	6,626,788
9,353,000	Rockpoint Gas Storage Partners LP (3-Month CME Term SOFR + 3.000%)[4]	09/18/31	7.296	9,372,922
582,281	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[4]	10/20/27	8.075	584,465
4,728,193	Sotera Health Holdings LLC (3-Month CME Term SOFR + 3.250%)[4]	05/30/31	7.546	4,737,082
1,764,988	Starwood Property Mortgage, LLC (1-Month CME Term SOFR + 1.750%)[4]	11/18/27	6.106	1,762,781
7,175,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.750%)[4]	04/09/32	7.079	7,187,556
3,032,400	Terex Corp. (3-Month CME Term SOFR + 2.000%)[4]	10/08/31	6.308	3,035,250
3,724,206	Tidal Waste & Recycling Holdings LLC (3-Month CME Term SOFR + 3.000%)[4]	10/24/31	7.296	3,745,173
4,367,281	United AirLines, Inc. Term B (1-Month CME Term SOFR + 2.000%)[4]	02/22/31	6.351	4,378,199
1,898,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[2,4]	09/30/25	5.706	1,898,000
	Total Loan Participations and Assignments (Cost $194,979,565)			192,823,237

	Municipal Bonds (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,094,362
	Total Municipal Bonds (Cost $1,645,000)			1,094,362

	Preferred Securities (2.0%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[4]	09/15/53	7.625	2,103,770
215,000	CION Investment Corp.	12/30/29	7.500	5,330,989
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,475,707
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,163,166
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[4,6]		8.625	1,660,296
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,090,906

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Preferred Securities (continued)
$93,600	Horizon Technology Finance Corp.	03/30/26	4.875%	$2,325,960
177,000	OFS Capital Corp.	07/31/28	7.500	4,442,700
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,162,221
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,413,500
	Total Preferred Securities (Cost $33,725,836)			33,169,215

	Residential Mortgage Backed Securities (0.0%)
265,795	RMF Proprietary Issuance Trust 2019-1[1,4,5]	10/25/63	2.750	252,593
	Total Residential Mortgage Backed Securities (Cost $263,995)			252,593

	U.S. Treasury Bills (2.8%)
4,600,000	U.S. Treasury Bill[7,8,9]	10/09/25	4.107	4,562,506
19,275,000	U.S. Treasury Bill[7]	08/05/25	4.202	19,266,005
19,275,000	U.S. Treasury Bill[7]	08/19/25	4.261	19,234,023
4,550,000	U.S. Treasury Bill[7,9]	01/08/26	4.221	4,466,230
	Total U.S. Treasury Bills (Cost $47,530,883)			47,528,764

	U.S. Treasury Bonds and Notes (16.6%)
74,300,000	U.S. Treasury Bond	02/15/39	3.500	66,449,160
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,568,059
107,500,000	U.S. Treasury Bond	02/15/43	3.875	95,192,090
43,865,000	U.S. Treasury Bond	08/15/50	1.375	21,322,502
1,250,000	U.S. Treasury Bond	05/15/52	2.875	866,797
30,870,000	U.S. Treasury Bond	02/15/53	3.625	24,839,497
10,515,000	U.S. Treasury Bond	05/15/53	3.625	8,451,842
30,000,000	U.S. Treasury Note	07/31/31	4.125	30,104,297
3,000,000	U.S. Treasury Note[9]	05/15/33	3.375	2,834,648
30,100,000	U.S. Treasury Note	08/15/34	3.875	29,119,399
	Total U.S. Treasury Bonds and Notes (Cost $293,684,816)			281,748,291

Total Investments (Cost $1,687,597,883)[10]			99.3%	$1,680,134,233
Cash and Other Assets in Excess of Liabilities			0.7%	12,526,319
Net Assets			100.0%	$1,692,660,552

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2025 was $787,677,088 or 46.5% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

[4]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2025 coupon or interest rate.
[5]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Coupon represents a yield to maturity.
[8]	Coupon represents a weighted average yield.
[9]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[10]	The aggregate cost of investments and derivatives for federal income tax purposes is $1,687,597,883, the aggregate gross unrealized appreciation is $26,568,466 and the aggregate gross unrealized depreciation is $26,019,044, resulting in net unrealized appreciation of $549,422.

Abbreviations:
ABS	−	Asset-Backed Security.
CFO	−	Collateralized Fund Obligation.
CLO	−	Collateralized Loan Obligation.
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
REIT	−	Real Estate Investment Trust.
SOFR	−	Secured Overnight Financing Rate.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at July 31, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/ (Loss)
Contracts to Buy:
U.S. Long Bond	360	September 2025	$40,069,688	$41,107,500	$1,037,812
U.S. Treasury 10-Year Notes	1,580	September 2025	173,262,704	175,478,750	2,216,046
U.S. Treasury 10-Year Ultra Bond	1,350	September 2025	149,796,613	152,655,469	2,858,856
U.S. Ultra Bond	545	September 2025	62,034,954	63,935,312	1,900,358
					$8,013,072

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2025
Asset Backed Securities	$–	$294,939,006	$10,449,783	$305,388,789
Commercial Mortgage Backed Securities	–	118,487,229	4,759,924	123,247,153
Corporate Bonds	–	685,670,030	9,211,799	694,881,829
Loan Participations and Assignments	–	190,925,237	1,898,000	192,823,237
Municipal Bonds	–	1,094,362	–	1,094,362
Preferred Securities	33,169,215	–	–	33,169,215
Residential Mortgage Backed Securities	–	252,593	–	252,593
U.S. Treasury Bills	–	47,528,764	–	47,528,764
U.S. Treasury Bonds and Notes	–	281,748,291	–	281,748,291
Total Investments, at value	$33,169,215	$1,620,645,512	$26,319,506	$1,680,134,233

Other Financial Instruments, at value
Financial Futures Contracts	$8,013,072	$–	$–	$8,013,072
Other Financial Instruments, at value	$8,013,072	$–	$–	$8,013,072

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2025:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2024	$14,428,279	$4,082,780	$8,964,135	$–	$27,475,194
Purchases	–	–	–	–	–
Sales/Paydowns	(1,818,550)	–	–	–	(1,818,550)
Realized gains/(losses)	–	–	–	–	–
Change in unrealized appreciation/(depreciation)	871,858	591,739	247,664	–	1,711,261
Amortization	–	85,405	–	–	85,405
Transfer from Level 3	(3,031,804)	–	–	–	(3,031,804)
Transfer to Level 3	–	–	–	1,898,000	1,898,000
Balance as of July 31, 2025	$10,449,783	$4,759,924	$9,211,799	$1,898,000	$26,319,506

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of July 31, 2025, $18,637,682 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.